Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 61,679,721.16
Previously Paid Amount	0.00
Total Fee Amount	8,517.97
Total Offset Amount	0.00
Net Fee	$ 8,517.97
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A